Offerings	Sep. 10, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	5.35
Maximum Aggregate Offering Price	$ 10,700,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,638.17
Offering Note	(a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is also registering an indeterminate number of additional common shares, without par value (the "Common Shares") that may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction. (b) Consists of 2,000,000 Common Shares issuable pursuant to the enGene Holdings Inc. 2025 Employee Stock Purchase Plan (the "ESPP") approved by the Registrant's shareholders on June 10, 2025 at its 2025 Annual General Meeting of shareholders. (c) Estimated in accordance with Rule 457(c) and Rule 457(h) promulgated under the Securities Act solely for the purpose of calculating the registration fee based on $ 5.35, which is the average of the high and low prices of the Common Shares as reported on the Nasdaq Capital Market on September 9, 2025. Pursuant to the ESPP, the purchase price per each share of common stock reserved for issuance thereunder will be eighty-five percent (85%) of the lower of (i) the Fair Market Value per Share on the Offering Date of the applicable Purchase Period or (ii) the Fair Market Value per Share on the Purchase Date of the applicable Purchase Period (as such terms are defined in the ESPP).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Amount Registered | shares	144,650
Proposed Maximum Offering Price per Unit	4.44
Maximum Aggregate Offering Price	$ 642,246.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 98.33
Offering Note	(a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is also registering an indeterminate number of additional common shares, without par value (the "Common Shares") that may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction. (b) Represents the maximum number of Common Shares issuable pursuant to the inducement stock option awards made pursuant to and in accordance with the inducement grant exception under Nasdaq Listing Rule 5635(c)(4). (c) Estimated in accordance with Rule 457(h) promulgated under the Securities Act solely for the purpose of calculating the registration fee based upon the exercise price of the inducement options.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Amount Registered | shares	416,250
Proposed Maximum Offering Price per Unit	3.31
Maximum Aggregate Offering Price	$ 1,377,787.50
Fee Rate	0.01531%
Amount of Registration Fee	$ 210.94
Offering Note	See Offering Note 2(a), 2(b) and 2(c).
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share
Amount Registered | shares	93,200
Proposed Maximum Offering Price per Unit	3.79
Maximum Aggregate Offering Price	$ 353,228.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 54.08
Offering Note	See Offering Note 2(a), 2(b) and 2(c).